Lease liabilities - Summary of remaining contractual maturities of the Group's lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	¥ 31,920	¥ 36,900
Non-current lease liabilities	23,241	26,059
Lease liabilities	55,161	62,959
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	31,920	36,900
More than 1 year but within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,418	20,883
More than 2 year but within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	¥ 8,823	¥ 5,176